Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Considered	false
Mark M Gambill [Member]
Awards Close in Time to MNPI Disclosures
Name	Mark M. Gambill
Bruce C. Gottwald [Member]
Awards Close in Time to MNPI Disclosures
Name	Bruce C. Gottwald
H Hiter Harris [Member]
Awards Close in Time to MNPI Disclosures
Name	H. Hiter Harris
James E Rogers [Member]
Awards Close in Time to MNPI Disclosures
Name	James E. Rogers
Ting Xu [Member]
Awards Close in Time to MNPI Disclosures
Name	Ting Xu
Lilo S Ukrop [Member]
Awards Close in Time to MNPI Disclosures
Name	Lilo S. Ukrop